UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
December 13, 2015 to January 12, 2015

Commission File Number of Issuing entity:	333-191331-01

GS Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-GCJ16
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-191331

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Jefferies LoanCore LLC Rialto Mortgage Finance, LLC Goldman Sachs Mortgage Company Citigroup Global Markets Realty Corp. MC-Five Mile Commercial Mortgage Finance LLC
(Exact name of sponsor(s) as specified in its charters)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

46-4247688 46-4256503
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association 190 S. LaSalle Street Chicago, IL

(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7459
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	☐	☐	☑	_______
A-2	☐	☐	☑	_______
A-3	☐	☐	☑	_______
A-4	☐	☐	☑	_______
A-AB	☐	☐	☑	_______
X-A	☐	☐	☑	_______
X-B	☐	☐	☑	_______
A-S	☐	☐	☑	_______
B	☐	☐	☑	_______
PEZ	☐	☐	☑	_______
C	☐	☐	☑	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☑ No ☐

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On January 12, 2015 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-GCJ16. The distribution report is attached as an Exhibit to this Form 10-D, please see item 9(b), Exhibit 99.1 for the related information.

No assets securitized by GS Mortgage Securities Corporation II (The "") and held by GS Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-GCJ16 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from December 13, 2015 to January 12, 2015.

The Depositor has filed a Form ABS-15G on February 14, 2014. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, most recently filed a Form ABS-15G on November 14, 2014. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, has filed a Form ABS-15G on February 14, 2014. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

MC-Five Mile Commercial Mortgage Finance LLC, one of the sponsors, has filed a Form ABS-15G on February 12, 2014. The CIK number of MC-Five Mile Commercial Mortgage Finance LLC is 001576832. There is not new activity to report at this time.

Jefferies LoanCore LLC ("JLC"), one of the sponsors, has filed a Form ABS-15G on February 11, 2014. The CIK number of JLC is 0001555524. There is no new activity to report at this time.

Rialto Mortgage Finance, LLC, one of the sponsors, has filed a Form ABS-15G on February 11, 2014. The CIK number of Rialto Mortgage Finance, LLC is 0001592182. There is no new activity to report at this time.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
In June 2014, a civil complaint was filed in the Supreme Court of the State of New York, New York County, by a group of institutional investors against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts. The plaintiffs are investment funds formed by nine investment advisors (AEGON, BlackRock, Brookfield, DZ Bank, Kore, PIMCO, Prudential, Sealink and TIAA) that purport to be bringing suit derivatively on behalf of 841 RMBS trusts that issued $771 billion in original principal amount of securities between 2004 and 2008. According to the plaintiffs, cumulative losses for these RMBS trusts equal $92.4 billion as of the date of the complaint. The complaint is one of six similar complaints filed against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo) by certain of these plaintiffs. The complaint against U.S. Bank alleges the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and asserts causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaint also asserts that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches by mortgage loan servicers and that the trustee purportedly failed to abide by appropriate standards of care following events of default. Relief sought includes money damages in an unspecified amount and equitable relief. In November 2014, the plaintiffs sought leave to voluntarily dismiss their original state court complaint and filed a substantially similar complaint in the United States District Court for the Southern District of New York. The federal civil complaint added a class action allegation and a change in the total number of named trusts to 843 RMBS trusts. In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court complaint was granted. Other cases alleging similar causes of action have previously been filed against U.S. Bank and other trustees by RMBS investors in other transactions.

There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of GS Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-GCJ16, relating to the January 12, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

Date: January 23, 2015	By: /s/ J. Theodore Borter
Name: J. Theodore Borter
Title: President

EXHIBIT INDEX

Exhibit	Description
Exhibit 99.1	Monthly report distributed to holders of GS Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-GCJ16, relating to the January 12, 2015 distribution.